UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       TPG Capital, L.P.
Address:    301 Commerce Street, Suite 3300
            Fort Worth, TX 76102

Form  13F  File  Number:  28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Clive Bode
Title:    General Counsel
Phone:    (817) 871-4000

     Signature, Place, and Date of Signing:

/s/  Clive Bode        Fort Worth, Texas          May 14, 2010


*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $1,634,593
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

FORM 13F INFORMATION TABLE

Name of                         Title of      CUSIP      Value     Shares /   Sh/  Put/  Investment   Other       Voting Authority
Issuer                            Class       Number    (x$1000)   Prn Amt    Prn  Call  Discretion Managers   Sole     Shared  None
Agria Corp.                   Sponsored ADR  00850H103   10,121     4,325,000  Sh          Defined*          4,325,000      0     0
Armstrong World Inds Inc. New      Com       04247X102   291,993    8,041,669  Sh          Defined*          8,041,669      0     0
Biocryst Pharmaceuticals           Com       09058V103   8,188      1,246,269  Sh          Defined*          1,246,269      0     0
Burger King Hldgs Inc.             Com       121208201   321,696   15,131,497  Sh          Defined*         15,131,497      0     0
CIT Group Inc.                   Com New     125581801   31,868       817,959  SH          Defined*            817,959      0     0
Finisar Corp.                    Com New     31787A507   17,146     1,095,583  Sh          Defined*          1,095,583      0     0
First Amern Corp Calif             Com       318522307   5,972        176,485  Sh          Defined*            176,485      0     0
Genomic Health Inc.                Com       37244C101   33,602     1,910,273  Sh          Defined*          1,910,273      0     0
Graphic Packaging Hldg Co.         Com       388689101   477,094  132,158,875  Sh          Defined*        132,158,875      0     0
Kraton Performance Polymers        Com       50077C106   205,619   11,512,843  Sh          Defined*         11,512,843      0     0
Netscout Sys Inc.                  Com       64115T104   20,884     1,412,023  Sh          Defined*          1,412,023      0     0
Smart Modular Technologies Inc.  Ord SHS     G82245104   75,737     9,810,513  Sh          Defined*          9,810,513      0     0
Successfactors Inc.                Com       864596101   134,675    7,073,260  Sh          Defined*          7,073,260      0     0